Investment Properties - Summary of Movement in Investment Properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 287,072
Ending balance	413,357	$ 287,072
At fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	287,072	887,242
P/L for changes in the FV	143,928	(17,976)
Additions	10,468	14,294
Disposals	(28,111)	(596,488)
Ending balance	413,357	287,072
At fair value [member] | Rented property [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 287,072	$ 887,242
Useful life	50 years	50 years
P/L for changes in the FV	$ 143,928	$ (17,976)
Additions	10,468	14,294
Disposals	(28,111)	(596,488)
Ending balance	$ 413,357	$ 287,072